STATEMENTS OF CONSOLIDATED OTHER COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
STATEMENT OF CONSOLIDATED OTHER COMPREHENSIVE INCOME [Abstract]
Net (loss) income	$ (101,042)	$ 9,185	$ 56,495
Unrealized (losses) gains from hedging financial instruments
Unrealized (loss) gain on interest rate swaps, net	(3,355)	(992)	6,414
Comprehensive (loss) income	(104,397)	8,193	62,909
Less: comprehensive loss (income) attributable to the noncontrolling interest	1,839	(1,573)	(712)
Comprehensive (loss) income attributable to Tsakos Energy Navigation Limited	$ (102,558)	$ 6,620	$ 62,197